Financial Instruments - Risk Management - Schedule of Carrying Amount of Financial Instruments (Details) - Zeecol Limited [Member] - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Term deposit		$ 250,000
Trade and other receivables - accrued interest on term deposit		1,796
Loans to related parties	108,872	21,401
Total	227,470	304,894
Bank of New Zealand [Member]
Cash and cash equivalents	110,091	21,063
Term deposit		250,000
Kiwibank Limited [Member]
Cash and cash equivalents	$ 8,506	$ 10,635